Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (8,053)	$ (511)	$ (11)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	149	132	128
Amortization	193
Impairment of inventory	201
Impairment of property and equipment	114
Capital (gain) loss	(10)	18	7
Changes in operating assets and liabilities:
Restricted deposits	(1,433)	162	259
Accounts receivable	631	(3,756)	161
Inventory	(311)	(799)	(247)
Deferred tax		(423)	938
Other current assets	1,459	(1,180)	(140)
Restricted deposit for put option	(128)
Accrued payroll and other compensation related accruals	210	(291)	294
Trade accounts payable, accrued expenses and other accounts payable	3,108	1,030	(30)
Income tax payable	(2,674)	2,426	104
Accrued expenses and accounts payable with respect to Projects	(2,233)	2,618	3,407
Due to related company	(600)	600
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to projects in excess of progress payments)	(1,170)	(5,304)	4,916
Accrued severance pay	(25)	171	(32)
Total Adjustments	(2,519)	(4,596)	9,765
Net cash provided by (used in) operating activities	(10,572)	10,157	12,887
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(182)	(353)	(277)
Proceeds from sale of property and equipment	10	158	159
Loans repaid by (granted to) related company, net		709	(500)
Net cash provided by (used in) investing activities	(172)	514	(618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Reverse Merger, net of transaction costs		18,995
Dividends paid		(14,951)	(817)
Due from / to controlling shareholders, net	378	(595)	6
Withholding tax paid by the Company on behalf of the Controlling Shareholders' with respect to dividend distributed	(4,393)		(125)
Withholding tax paid by the Controlling Shareholders' to the company with respect to dividend distributed, to be paid by the company to the Israeli tax authorities	770
Net cash provided by (used in) financing activities	(3,245)	3,449	(936)
Net Change In Cash	(13,989)	14,120	11,333
CASH AT BEGINNING OF THE YEAR	25,829	11,709	376
CASH AT END OF THE YEAR	11,840	25,829	11,709
Cash paid:
Interest and banks' charges	36	40	30
Income tax	$ 3,758	$ 568	$ 338